Bank Borrowings - Short-term and Long-term borrowings (Details)	Dec. 31, 2017 USD ($)
Bank Borrowings
Short-term borrowings	$ 1,951,062
Long-term borrowings, current portion	1,242,319
Total	$ 3,193,381